GS Mortgage-Backed Securities Trust 2024-PJ7 ABS-15G

Exhibit 99.2 - Schedule 6

Data Compare Summary (Total)

Run Date - 6/26/2024 2:54:09 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	296	0.00%	296
City	0	296	0.00%	296
State	0	296	0.00%	296
Zip	0	296	0.00%	296
Borrower First Name	0	296	0.00%	296
Borrower Last Name	0	296	0.00%	296
Borrower SSN	0	296	0.00%	296
Original Loan Amount	0	296	0.00%	296
Original Interest Rate	0	296	0.00%	296
Representative FICO	0	296	0.00%	296
Property Type	0	296	0.00%	296
Occupancy	0	296	0.00%	296
Purpose	0	296	0.00%	296
Balloon Flag	0	296	0.00%	296
Original CLTV	0	296	0.00%	296
Original LTV	0	296	0.00%	296
Lender	0	296	0.00%	296
Product Description	0	296	0.00%	296
Originator Loan Designation	0	296	0.00%	296
Investor: Qualifying Total Debt Ratio	0	296	0.00%	296
PITIA Reserves Months	0	190	0.00%	296
Refi Purpose	0	8	0.00%	296
Total	0	6,118	0.00%	296